UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21972

Name of Fund: BlackRock Credit Allocation Income Trust IV (BTZ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Credit Allocation Income Trust IV, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2010

Date of reporting period: 01/31/2010

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2010 (Unaudited)

BlackRock Credit Allocation Income Trust IV (BTZ)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 0.1%
Honeywell International, Inc.	1,800	$ 69,552
Lockheed Martin Corp.	3,800	283,176
Northrop Grumman Corp.	5,200	294,320
United Technologies Corp.	1,800	121,464
		768,512
Air Freight & Logistics — 0.1%
United Parcel Service, Inc., Class B (a)	8,800	508,376
Auto Components — 0.0%
Johnson Controls, Inc.	3,700	102,971
Beverages — 0.2%
The Coca-Cola Co.	14,300	775,775
PepsiCo, Inc.	5,800	345,796
		1,121,571
Biotechnology — 0.2%
Amgen, Inc. (b)	6,900	403,512
Biogen Idec, Inc. (b)	2,500	134,350
Celgene Corp. (b)	3,500	198,730
Genzyme Corp. (b)	1,700	92,242
Gilead Sciences, Inc. (b)	7,100	342,717
		1,171,551
Capital Markets — 0.1%
Federated Investors, Inc., Class B	6,700	170,046
The Goldman Sachs Group, Inc.	1,360	202,259
Morgan Stanley	3,000	80,340
		452,645
Chemicals — 0.2%
Air Products & Chemicals, Inc.	900	68,364
E.I. du Pont de Nemours & Co. (a)	14,800	482,628
Monsanto Co.	2,900	220,052
PPG Industries, Inc.	3,900	228,852
		999,896
Commercial Banks — 0.9%
Citizens Banking Corp. (b)	6,406,596	4,869,013
M&T Bank Corp.	4,200	309,750
Regions Financial Corp.	38,400	243,840
Wells Fargo & Co.	33,300	946,719
		6,369,322
Commercial Services & Supplies — 0.1%
Avery Dennison Corp.	7,900	256,829
Pitney Bowes, Inc.	10,800	225,936
Waste Management, Inc.	7,700	246,785
		729,550
Communications Equipment — 0.2%
Cisco Systems, Inc. (b)	23,400	525,798
Motorola, Inc.	34,800	214,020
QUALCOMM, Inc.	8,900	348,791
		1,088,609
Computers & Peripherals — 0.4%
Apple, Inc. (b)	6,000	1,152,720
Dell, Inc. (b)	14,900	192,210
EMC Corp. (b)	13,900	231,713

Common Stocks	Shares	Value
Computers & Peripherals (concluded)
Hewlett-Packard Co.	8,800	$ 414,216
International Business Machines Corp.	5,800	709,862
		2,700,721
Distributors — 0.0%
Genuine Parts Co.	7,300	275,064
Diversified Financial Services — 0.2%
Bank of America Corp.	36,800	558,624
JPMorgan Chase & Co.	21,100	821,634
NYSE Euronext	9,100	213,031
		1,593,289
Diversified Telecommunication Services — 0.3%
AT&T, Inc.	38,887	986,174
CenturyTel, Inc.	4,339	147,570
Verizon Communications, Inc.	20,900	614,878
		1,748,622
Electric Utilities — 0.1%
American Electric Power Co., Inc.	2,200	76,230
Duke Energy Corp.	20,200	333,906
FirstEnergy Corp.	1,300	56,706
Progress Energy, Inc.	5,400	210,438
The Southern Co.	8,700	278,400
		955,680
Electrical Equipment — 0.1%
Emerson Electric Co. (a)	10,900	452,786
Rockwell Automation, Inc.	5,400	260,496
		713,282
Electronic Equipment, Instruments & Components — 0.0%
Corning, Inc.	8,600	155,488
Tyco Electronics Ltd.	5,200	129,376
		284,864
Energy Equipment & Services — 0.1%
National Oilwell Varco, Inc.	5,600	229,040
Schlumberger Ltd.	5,500	349,030
Smith International, Inc.	5,418	164,274
		742,344
Food & Staples Retailing — 0.2%
CVS Caremark Corp.	3,400	110,058
SUPERVALU, Inc.	8,300	122,093
SYSCO Corp.	9,600	268,704
Wal-Mart Stores, Inc.	15,200	812,136
Walgreen Co.	6,400	230,720
		1,543,711
Food Products — 0.1%
Kraft Foods, Inc.	12,135	335,654
Sara Lee Corp.	20,200	245,228
		580,882
Health Care Equipment & Supplies — 0.1%
Baxter International, Inc.	1,900	109,421
Becton Dickinson & Co.	3,400	256,258
Boston Scientific Corp. (b)	5,900	50,917
Covidien Plc	5,200	262,912

BlackRock Credit Allocation Income Trust IV JANUARY 31, 2010 1

Schedule of Investments (continued)

BlackRock Credit Allocation Income Trust IV (BTZ)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Equipment & Supplies
(concluded)
Medtronic, Inc.	2,000	$ 85,780
		765,288
Health Care Providers & Services — 0.2%
Aetna, Inc.	2,400	71,928
Express Scripts, Inc. (b)	3,400	285,124
Medco Health Solutions, Inc. (b)	4,300	264,364
UnitedHealth Group, Inc.	2,400	79,200
WellPoint, Inc. (b)	4,500	286,740
		987,356
Hotels, Restaurants & Leisure — 0.1%
McDonald's Corp.	8,700	543,141
Starwood Hotels & Resorts
Worldwide, Inc.	12,300	409,836
		952,977
Household Durables — 0.2%
Black & Decker Corp.	5,700	368,562
Fortune Brands, Inc.	6,400	266,048
KB Home	15,100	230,728
Whirlpool Corp. (a)	5,800	436,044
		1,301,382
Household Products — 0.2%
Clorox Co.	4,200	248,514
The Procter & Gamble Co.	17,400	1,070,970
		1,319,484
IT Services — 0.1%
Automatic Data Processing, Inc.	6,700	273,293
Cognizant Technology Solutions
Corp. (b)	3,400	148,444
MasterCard, Inc., Class A	409	102,209
Paychex, Inc.	9,700	281,203
		805,149
Industrial Conglomerates — 0.3%
3M Co. (a)	6,900	555,381
General Electric Co.	43,400	697,872
Textron, Inc. (a)	23,400	457,002
		1,710,255
Insurance — 0.3%
Aflac, Inc. (a)	10,600	513,358
The Allstate Corp.	8,700	260,391
Cincinnati Financial Corp.	8,500	224,315
Lincoln National Corp.	13,000	319,540
MetLife, Inc.	10,600	374,392
Principal Financial Group, Inc.	9,200	212,060
		1,904,056
Internet & Catalog Retail — 0.0%
Amazon.com, Inc. (b)	810	101,582
Internet Software & Services — 0.2%
eBay, Inc. (b)	14,300	329,186
Google, Inc., Class A (b)	1,160	614,127
Yahoo! Inc. (b)	9,600	144,096
		1,087,409

Common Stocks	Shares	Value
Leisure Equipment & Products — 0.0%
Mattel, Inc.	11,600	$ 228,752
Life Sciences Tools & Services — 0.0%
Thermo Fisher Scientific, Inc. (b)	2,600	119,990
Machinery — 0.1%
Caterpillar, Inc. (a)	8,500	444,040
Cummins, Inc.	4,200	189,672
Deere & Co.	2,800	139,860
		773,572
Media — 0.0%
Comcast Corp., Class A	6,900	109,227
DIRECTV, Class A (b)	6,400	194,240
		303,467
Metals & Mining — 0.1%
Alcoa, Inc. (a)	24,500	311,885
Nucor Corp.	5,400	220,320
		532,205
Multi-Utilities — 0.2%
Consolidated Edison, Inc.	5,400	236,196
Dominion Resources, Inc.	2,200	82,412
Integrys Energy Group, Inc.	5,500	230,175
Public Service Enterprise Group, Inc.	7,900	241,661
TECO Energy, Inc.	8,900	138,573
Xcel Energy, Inc.	10,400	216,112
		1,145,129
Multiline Retail — 0.0%
Macy's, Inc.	18,400	293,112
Oil, Gas & Consumable Fuels — 0.8%
Anadarko Petroleum Corp.	5,000	318,900
Apache Corp.	1,800	177,786
Chevron Corp.	13,400	966,408
ConocoPhillips	13,000	624,000
Exxon Mobil Corp.	27,800	1,791,154
Hess Corp.	3,700	213,823
Massey Energy Co.	5,400	208,008
Occidental Petroleum Corp.	1,700	133,178
Peabody Energy Corp.	5,500	231,660
Southwestern Energy Co. (b)	5,500	235,840
Spectra Energy Corp.	14,700	312,375
XTO Energy, Inc.	6,900	307,533
		5,520,665
Paper & Forest Products — 0.1%
MeadWestvaco Corp.	15,300	368,271
Weyerhaeuser Co.	5,600	223,440
		591,711
Pharmaceuticals — 0.6%
Abbott Laboratories	10,400	550,576
Bristol-Myers Squibb Co.	17,800	433,608
Eli Lilly & Co.	9,900	348,480
Johnson & Johnson	17,900	1,125,194
Merck & Co, Inc.	23,497	897,115
Pfizer, Inc. (a)	31,504	587,865
		3,942,838

2 BlackRock Credit Allocation Income Trust IV JANUARY 31, 2010

Schedule of Investments (continued)

BlackRock Credit Allocation Income Trust IV (BTZ)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) — 0.2%
AvalonBay Communities, Inc.	4,200 $	321,762
Boston Properties, Inc.	4,300	278,941
Public Storage	1,200	95,016
Vornado Realty Trust	4,996	323,141
		1,018,860
Road & Rail — 0.0%
Norfolk Southern Corp.	5,900	277,654
Semiconductors & Semiconductor Equipment — 0.2%
Applied Materials, Inc.	5,200	63,336
Intel Corp.	40,700	789,580
Linear Technology Corp.	7,900	206,190
Microchip Technology, Inc.	8,900	229,709
National Semiconductor Corp.	9,500	125,970
Texas Instruments, Inc.	9,300	209,250
		1,624,035
Software — 0.3%
Autodesk, Inc. (b)	7,700	183,183
Microsoft Corp.	46,100	1,299,098
Oracle Corp. (a)	21,000	484,260
		1,966,541
Specialty Retail — 0.2%
Home Depot, Inc. (a)	18,100	506,981
Limited Brands, Inc.	16,100	306,222
Staples, Inc.	12,300	288,558
		1,101,761
Textiles, Apparel & Luxury Goods — 0.0%
VF Corp.	2,900	208,887
Thrifts & Mortgage Finance — 0.0%
Hudson City Bancorp, Inc.	19,000	252,130
Tobacco — 0.2%
Altria Group, Inc. (a)	20,500	407,130
Philip Morris International, Inc.	16,600	755,466
		1,162,596
Total Common Stocks – 8.3% 56,450,305
	Par
Corporate Bonds	(000)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.,
3.95%, 11/10/09 (b)(c)	$ 105	21,919
Lehman Brothers Holdings, Inc.,
4.38%, 11/30/10 (b)(c)	325	67,843
		89,762
Communications Equipment — 0.5%
Brocade Communications Systems,
Inc., 6.88%, 1/15/20 (d)	3,580	3,651,600
Computers & Peripherals — 0.7%
International Business Machines
Corp., 5.60%, 11/30/39	4,400	4,509,507

	Par
Corporate Bonds	(000)	Value
Consumer Finance — 0.7%
Capital One Bank USA NA, 8.80%,
7/15/19	$ 3,950	$ 4,790,046
Diversified Financial Services — 2.6%
Bank of America Corp., 7.63%,
6/01/19	8,025	9,181,659
ING Groep NV, 5.78% (e)(f)	10,000	7,868,500
Stan IV Ltd., 2.14%, 7/20/11 (f)	283	240,550
		17,290,709
Diversified Telecommunication Services — 0.3%
Qwest Corp., 8.38%, 5/01/16	1,960	2,146,200
Food Products — 0.6%
Kraft Foods, Inc., 6.50%, 8/11/17	1,985	2,196,476
Kraft Foods, Inc., 6.13%, 8/23/18	1,990	2,138,490
		4,334,966
Health Care Providers & Services — 1.3%
Aetna, Inc., 6.75%, 12/15/37	4,075	4,578,071
UnitedHealth Group, Inc., 6.88%,
2/15/38	4,075	4,549,852
		9,127,923
Hotels, Restaurants & Leisure — 0.4%
Icahn Enterprises LP, 8.00%,
1/15/18 (d)	2,500	2,400,000
Insurance — 2.5%
Lincoln National Corp., 8.75%,
7/01/19	2,000	2,430,540
Lincoln National Corp., 6.25%,
2/15/20	4,075	4,208,232
Prudential Financial, Inc., 6.63%,
12/01/37	4,075	4,393,877
QBE Insurance Group Ltd., 9.75%,
3/14/14 (d)	4,973	5,680,683
		16,713,332
Machinery — 0.7%
Ingersoll-Rand Global Holding Co. Ltd.,
9.50%, 4/15/14	4,075	4,984,410
Media — 2.1%
COX Communications, Inc., 8.38%,
3/01/39 (d)	4,075	5,156,636
Comcast Corp., 6.30%, 11/15/17	4,075	4,504,228
UPC Germany GmbH, 8.13%,
12/01/17 (d)	1,225	1,237,250
Virgin Media Secured Finance Plc,
6.50%, 1/15/18 (d)	3,175	3,123,406
		14,021,520
Metals & Mining — 0.0%
Aleris International, Inc., 10.00%,
12/15/16 (b)(c)	5,000	50,000
Multi-Utilities — 1.5%
Dominion Resources, Inc., 8.88%,
1/15/19	8,000	10,142,208

BlackRock Credit Allocation Income Trust IV JANUARY 31, 2010 3

Schedule of Investments (continued)

BlackRock Credit Allocation Income Trust IV (BTZ)
(Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value
Oil, Gas & Consumable Fuels — 0.7%
ONEOK Partners LP, 8.63%, 3/01/19	$ 4,075 $	5,088,265
Paper & Forest Products — 2.2%
Georgia-Pacific LLC, 8.25%,
5/01/16 (d)	2,030	2,172,100
International Paper Co., 7.50%,
8/15/21	3,950	4,483,902
International Paper Co., 8.70%,
6/15/38	3,100	3,858,896
International Paper Co., 7.30%,
11/15/39	4,075	4,393,954
		14,908,852
Real Estate Investment Trusts (REITs) — 1.4%
AvalonBay Communities, Inc., 6.10%,
3/15/20	4,075	4,320,091
ERP Operating LP, 5.38%, 8/01/16	1,065	1,105,834
ERP Operating LP, 5.75%, 6/15/17	4,080	4,224,640
		9,650,565
Tobacco — 1.5%
Altria Group, Inc., 9.70%, 11/10/18	4,075	5,103,558
Altria Group, Inc., 9.25%, 8/06/19	3,950	4,863,493
		9,967,051
Wireless Telecommunication Services — 0.4%
Cricket Communications, Inc., 7.75%,
5/15/16	780	784,875
Nextel Communications, Inc., Series E,
6.88%, 10/31/13	1,990	1,855,675
		2,640,550
Total Corporate Bonds – 20.1% 136,507,466
Investment Companies	Shares
UltraShort Real Estate ProShares	150,000	1,237,500
Total Investment Companies – 0.2%		1,237,500
Preferred Securities
	Par
Capital Trusts	(000)
Building Products — 0.7%
C8 Capital SPV Ltd., 6.64% (d)(e)(f)	$ 1,580	1,118,703
C10 Capital SPV Ltd., 6.72% (d)(e)(f)	5,000	3,540,450
		4,659,153
Capital Markets — 2.9%
Credit Suisse Guernsey Ltd.,
5.86% (e)(f)	1,050	924,000

	Par
Capital Trusts	(000)	Value
Capital Markets (concluded)
State Street Capital Trust III,
8.25% (e)(f)	$ 1,740	$ 1,780,542
State Street Capital Trust IV, 1.25%,
6/01/67 (f)	25,245	17,298,556
		20,003,098
Commercial Banks — 14.8%
BB&T Capital Trust IV, 6.82%,
6/12/77 (f)	15,300	13,770,000
Bank of Ireland Capital Funding II, LP,
5.57% (d)(e)(f)	1,422	810,540
Bank of Ireland Capital Funding III, LP,
6.11% (d)(e)(f)	9,153	5,217,210
Barclays Bank Plc, 5.93% (d)(e)(f)	4,000	3,350,000
Barclays Bank Plc, 6.86% (d)(e)(f)	11,500	9,602,500
Commonwealth Bank of Australia,
6.02% (d)(e)(f)	20,000	17,291,200
HSBC Capital Funding LP/Jersey
Channel Islands, 10.18% (d)(e)(f)	7,000	8,400,000
Lloyds Banking Group Plc, 6.66% (d)(f)	10,000	6,000,000
SMFG Preferred Capital USD 1 Ltd.,
6.08% (d)(e)(f)	10,000	9,518,700
Shinsei Finance II, 7.16% (d)(e)(f)	1,005	618,390
Standard Chartered Bank,
7.01% (d)(e)(f)	5,000	4,465,195
USB Capital XIII Trust, 6.63%,
12/15/39	4,100	4,060,066
Wells Fargo & Co., Series K,
7.98% (e)(f)	12,985	13,114,850
Wells Fargo Capital XIII, Series GMTN,
7.70% (e)(f)	3,900	3,783,000
		100,001,651
Electric Utilities — 0.5%
PPL Capital Funding, 6.70%,
3/30/67 (f)	3,900	3,412,500
Insurance — 9.3%
The Allstate Corp., 6.50%, 5/15/67 (f)	4,000	3,740,000
AXA SA, 6.46% (d)(e)(f)	12,000	9,435,000
Chubb Corp., 6.38%, 3/29/67 (f)	4,000	3,840,000
Liberty Mutual Group, Inc., 10.75%,
6/15/88 (d)(f)	4,000	4,400,000
Lincoln National Corp., 7.00%,
5/17/66 (f)	4,255	3,563,562
MetLife, Inc., 6.40%, 12/15/66	4,550	4,004,000
Nationwide Life Global Funding I,
6.75%, 5/15/67	4,000	3,219,028
Progressive Corp., 6.70%, 6/15/67 (f)	4,000	3,680,000
Reinsurance Group of America,
6.75%, 12/15/65 (f)	15,000	13,299,000
Swiss Re Capital I LP, 6.85% (d)(e)(f)	3,000	2,578,539
The Travelers Cos., Inc., 6.25%,
3/15/67 (f)	4,000	3,761,428
White Mountains Re Group Ltd.,
7.51% (d)(e)(f)	4,400	3,750,472

4 BlackRock Credit Allocation Income Trust IV JANUARY 31, 2010

Schedule of Investments (continued)

BlackRock Credit Allocation Income Trust IV (BTZ)
(Percentages shown are based on Net Assets)

	Par
Capital Trusts	(000)	Value
Insurance (concluded)
ZFS Finance, 5.88%, 5/09/32 (d)(f)	$ 599 $	511,732
ZFS Finance, 6.50%, 5/09/67 (d)(f)	3,331	2,964,590
		62,747,351
Multi-Utilities — 0.2%
Puget Sound Energy, Inc., Series A,
6.97%, 6/01/67 (f)	1,575	1,405,404
Oil, Gas & Consumable Fuels — 1.2%
Enterprise Products Operating LLC,
8.38%, 8/01/66 (f)	4,500	4,471,875
TransCanada PipeLines Ltd., 6.35%,
5/15/67 (f)	4,000	3,796,540
		8,268,415
Real Estate Investment Trusts (REITs) — 1.7%
Sovereign Real Estate Investment
Corp., 12.00% (d)(e)	10	11,212,500
Total Capital Trusts – 31.3% 211,710,072
Preferred Stocks	Shares
Commercial Banks — 5.5%
HSBC USA, Inc., Series H, 6.50%	977,766	23,955,267
Royal Bank of Scotland Group Plc,
Series M, 6.40%	15,000	175,050
Santander Finance Preferred SA
Unipersonal, 10.50%	419,881	11,840,644
Santander Perpetual SA Unipersonal,
6.67% (d)(f)	1,300,000	1,232,703
		37,203,664
Diversified Financial Services — 2.9%
Cobank ACB, 7.00% (d)	150,000	5,700,000
Falcons Funding Trust I, 8.88% (d)	5,650	5,650,000
ING Groep NV, 6.13%	200,000	3,400,000
ING Groep NV, 7.05%	5,800	112,172
ING Groep NV, 7.20%	213	4,168,410
ING Groep NV, 7.38%	40	808,917
		19,839,499
Diversified Telecommunication Services — 0.1%
AT&T, Inc., 6.38%	30,000	786,510
Electric Utilities — 4.2%
Alabama Power Co., 6.50%	100,000	2,580,000
Entergy Louisiana LLC, 6.95%	40,000	3,608,043
Interstate Power & Light Co., Series B,
8.38%	785,000	22,254,750
		28,442,793
Insurance — 9.6%
Aegon NV, 6.50%	400,000	7,468,000
Arch Capital Group Ltd., Series B,
7.88%	160,000	3,958,400
Arch Capital Group Ltd., Series A,
8.00%	100,000	2,495,000

Preferred Stocks	Shares	Value
Insurance (concluded)
Aspen Insurance Holdings Ltd., 7.40%	655,000	$ 14,541,000
Axis Capital Holdings Ltd., Series B,
7.50%	180,000	15,631,884
Endurance Specialty Holdings Ltd.,
Series A, 7.75%	369,000	8,630,910
PartnerRe Ltd., Series C, 6.75%	265,600	6,350,496
RenaissanceRe Holdings Ltd., Series
D, 6.60%	285,000	6,167,400
		65,243,090
Real Estate Investment Trusts (REITs) — 0.5%
BRE Properties, Inc., Series D, 6.75%	30,000	666,300
iStar Financial, Inc., Series I, 7.50%	55,000	580,250
Public Storage, Series F, 6.45%	30,000	663,900
Public Storage, Series M, 6.63%	55,000	1,255,100
		3,165,550
Wireless Telecommunication Services — 1.5%
Centaur Funding Corp., 9.08% (d)	10,000	10,387,500
Total Preferred Stocks – 24.3%		165,068,606
	Shares
Trust Preferred	(000)
Capital Markets — 0.0%
Credit Suisse Guernsey Ltd., 7.90%,
3/28/13 (e)	10	255,122
Commercial Banks — 3.3%
Kazkommerts Finance 2 BV, 9.20%,
11/29/49 (e)(f)	500	430,000
Mizuho Capital Investment 1 Ltd.,
6.69% (d)(e)(f)	21,000	17,891,013
National City Preferred Capital Trust I,
12.00% (e)(f)	3,713	4,226,359
		22,547,372
Diversified Financial Services — 3.5%
JPMorgan Chase Capital XXI, Series U,
1.20%, 1/15/87 (f)	12,875	8,989,274
JPMorgan Chase Capital XXIII, 1.25%,
5/15/77 (f)(g)	20,695	14,492,812
		23,482,086
Electric Utilities — 1.1%
PPL Energy Supply LLC, 7.00%,
7/15/46	288	7,370,560
Insurance — 1.9%
Ace Capital Trust II, 9.70%, 4/01/30	4,000	4,738,136
Aon Corp., 8.21%, 1/01/27	4,000	4,144,400
W.R. Berkley Capital Trust II, 6.75%,
7/26/45	171	3,946,492
		12,829,028
Media — 7.0%
Comcast Corp., 6.63%, 5/15/56	1,950	47,027,171

BlackRock Credit Allocation Income Trust IV JANUARY 31, 2010 5

Schedule of Investments (continued)

BlackRock Credit Allocation Income Trust IV (BTZ)
(Percentages shown are based on Net Assets)

	Shares
Trust Preferred	(000)	Value
Oil, Gas & Consumable Fuels — 0.4%
Nexen, Inc., 7.35%, 11/01/43	120 $	2,835,615
Total Trust Preferred – 17.2%		116,346,954
Total Preferred Securities – 72.8%		493,125,632
Total Long-Term Investments
(Cost – $740,756,340) – 101.4% 687,320,903
Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund,
Institutional Class, 0.10% (h)(i)	259,511,408	259,511,408
Total Short-Term Securities
(Cost – $259,511,408) – 38.3%		259,511,408
Options Purchased	Contracts
Exchange-Traded Put Options — 0.0%
10-Year U.S. Treasury Bond Future,
Strike price $116.50, Expires
2/19/10	206	32,187
Total Options Purchased
(Cost – $42,018) – 0.0%		32,187
Total Investments Before Outstanding
Options Written
(Cost – $1,000,309,766*) – 139.7%		946,864,498
Options Written
Exchange-Traded Call Options — 0.0%
S&P 500 Listed Option,
Strike price $112,
Expires 2/20/10	50	(18,750)
S&P 500 Listed Option,
Strike price $114,
Expires 2/20/10	427	(58,713)
S&P 500 Listed Option,
Strike price $114.50,
Expires 2/20/10	95	(9,500)
S&P 500 Listed Option,
Strike price $115,
Expires 2/20/10	48	(3,240)
Total Options Written
(Premiums Received – $1,203,438) – 0.0%		(90,203)

Value
Total Investments, Net of Outstanding
Options Written – 139.7%					$ 946,774,295
Liabilities in Excess of Other Assets – (5.6)%						(37,889,435)
Preferred Shares, at Redemption Value – (34.1)%						(231,060,005)
Net Assets – 100.0%					$ 677,824,855
*	The cost and unrealized appreciation (depreciation) of investments as of
January 31, 2010, as computed for federal income tax purposes, were as follows:
	Aggregate cost				$ 1,013,478,804
	Gross unrealized appreciation				$ 35,450,178
	Gross unrealized depreciation					(102,064,484)
	Net unrealized depreciation				$ (66,614,306)
(a)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(b)	Non-income producing security.
(c)	Issuer filed for bankruptcy and/or is in default of interest payments.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Variable rate security. Rate shown is as of report date.
(g)	All or a portion of the security has been pledged as collateral in connection with open financial futures contracts.
(h)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
were as follows:
Net
	Affiliate				Activity	Income
BlackRock Liquidity Funds,
	TempFund, Institutional Class				$ (8,321,373)	$ 114,192
(i)	Represents the current yield as of report date.
•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by
Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
• Reverse repurchase agreements outstanding as of January 31, 2010 were as follows:
	Counter- Interest		Trade	Maturity	Net Closing	Face
	party	Rate	Date	Date	Amount	Amount
Barclays
	Bank Plc	0.05%	2/22/10 3/22/10		$(49,773,622) $	43,845,564
• Financial futures contracts purchased as of January 31, 2010 were as follows:
			Expiration		Notional	Unrealized
Contracts		Issue	Date		Value	Depreciation
	401	10-Year
U.S.
		Treasury	March
		Bond	2010	$ 47,469,237 $		(270,284)
	33	30-Year
U.S.
Treasury
		Bond	March 2010$		3,945,574	(46,418)
	801	S&P EMINI March 2010 $ 44,576,321				(1,354,361)
Total					$ (1,671,063)

6 BlackRock Credit Allocation Income Trust IV JANUARY 31, 2010

Investments BlackRock Credit Allocation Income Trust IV (BTZ)
Schedule of January 31, 2010 (Unaudited)

•	Credit default swaps on single-name issues – buy protection outstanding as of
	January 31, 2010 were as follows:
		Pay			Notional
		Fixed	Counter-		Amount	Unrealized
	Issuer	Rate	party	Expiration	(000)	Depreciation
	Nordstrom,		Deutsche	June
	Inc.	5.20%	Bank AG	2014	$ 4,000	$ (729,302)
•	Fair Value Measurements — Various inputs are used in determining the
	fair value of investments, which are as follows:
	• Level 1 — price quotations in active markets/exchanges for identical
	assets and liabilities
	• Level 2 — other observable inputs (including, but not limited to: quoted
	prices for similar assets or liabilities in markets that are active, quoted
	prices for identical or similar assets or liabilities in markets that are not
	active, inputs other than quoted prices that are observable for the
	assets or liabilities (such as interest rates, yield curves, volatilities,
	repayment speeds, loss severities, credit risks and default rates) or
	other market-corroborated inputs)
	• Level 3 — unobservable inputs based on the best information available
	in the circumstances, to the extent observable inputs are not available
	(including the Fund’s own assumptions used in determining the fair
	value of investments)
	The inputs or methodologies used for valuing securities are not
	necessarily an indication of the risk associated with investing in those
	securities. For information about the Fund’s policy regarding valuation of
	investments and other significant accounting policies, please refer to the
	Fund’s most recent financial statements as contained in its annual report.
	The following table summarizes the inputs used as of January 31, 2010 in
	determining the fair valuation of the Fund’s investments:
					Investments in
	Valuation Inputs					Securities
						Assets
	Level 1
	Long-Term Investments:
	Common Stocks				$ 56,450,305
	Investment Companies					1,237,500
	Preferred Stocks					122,858,476
	Trust Preferreds					61,434,960
	Short-Term Securities					259,511,408
	Total Level 1					501,492,649
	Level 2
	Long-Term Investments:
	Corporate Bonds					136,266,916
	Capital Trusts					211,710,072
	Preferred Stocks					36,560,130
	Trust Preffereds					54,911,994
	Total Level 2					439,449,112
	Level 3
	Long-Term Investments:
	Corporate Bonds					240,550
	Preferred Stocks					5,650,000
	Total Level 3					5,890,550
	Total				$ 946,832,311

Valuation	Other Financial Instruments[1]
Inputs	Assets	Liabilities
Level 1	$ 32,187	$ (1,761,266)
Level 2	-	(729,302)
Level 3	-	-
Total	$ 32,187	$ (2,490,568)
[1]Other financial instruments are financial futures contracts, swaps and options. Financial futures contracts and swaps are shown as the unrealized appreciation/depreciation on the instruments and options are shown at market value.

BlackRock Credit Allocation Income Trust IV JANUARY 31, 2010 7

Schedule Investments BlackRock Credit Allocation Income Trust IV (BTZ)
of (concluded)

The following table is a reconciliation of level 3 investments for which significant unobservable inputs were used in determining fair value:
		Investments in Securities
	Preferred	Corporate
	Stocks	Bonds	Total
Balance, as of October 31, 2009	-	$ 240,550 $	240,550
Accrued discounts/premiums	-	-	-
Realized gain (loss)	-	-	-
Change in unrealized
appreciation/depreciation[2]	-	-	-
Net purchases (sales)	-	-	-
Net transfers in/out of Level 3	$ 5,650,000	-	5,650,000
Balance, as of January 31, 2010	$ 5,650,000	$ 240,550 $	5,890,550
[2]The change in unrealized appreciation/depreciation on securities still held at January 31, 2010 was $0.

8 BlackRock Credit Allocation Income Trust IV JANUARY 31, 2010

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Credit Allocation Income Trust IV

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Credit Allocation Income Trust IV

Date: March 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust IV

Date: March 19, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Credit Allocation Income Trust IV

Date: March 19, 2010